UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01596

FPA Capital Fund, Inc. (Exact name of registrant as specified in charter)

11601 Wilshire Blvd., Ste. 1200, Los Angeles, CA 90025
(Address of principal executive offices) (Zip code)

J. Richard Atwood, President
FPA Capital Fund, Inc.
11601 Wilshire Blvd., Ste. 1200,
Los Angeles, CA 90025
(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-473-0225

Date of fiscal year end: 3/31

Date of reporting period: 7/1/20 to 2/1/21

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-01596
Reporting Period: 07/01/2020 - 2/1/2021
FPA CAPITAL FUND INC

============================ FPA Capital Fund, Inc. ============================

CHANGE HEALTHCARE, INC.

Ticker:       CHNG           Security ID:  15912K100
Meeting Date: SEP 02, 2020   Meeting Type: Annual
Record Date:  JUL 07, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Neil E. de Crescenzo     For       For          Management
1b    Elect Director Howard L. Lance          For       For          Management
1c    Elect Director Nella Domenici           For       For          Management
1d    Elect Director Nicholas L. Kuhar        For       For          Management
1e    Elect Director Diana McKenzie           For       For          Management
1f    Elect Director Bansi Nagji              For       For          Management
1g    Elect Director Philip M. Pead           For       For          Management
1h    Elect Director Phillip W. Roe           For       For          Management
1i    Elect Director Neil P. Simpkins         For       For          Management
1j    Elect Director Robert J. Zollars        For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors

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GCI LIBERTY, INC.

Ticker:       GLIBA          Security ID:  36164V305
Meeting Date: DEC 15, 2020   Meeting Type: Special
Record Date:  OCT 20, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management

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NOBLE ENERGY, INC.

Ticker:       NBL            Security ID:  655044105
Meeting Date: OCT 02, 2020   Meeting Type: Special
Record Date:  AUG 21, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management
3     Adjourn Meeting                         For       For          Management

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WESTERN DIGITAL CORPORATION

Ticker:       WDC            Security ID:  958102105
Meeting Date: NOV 18, 2020   Meeting Type: Annual
Record Date:  SEP 21, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Kimberly E. Alexy        For       For          Management
1b    Elect Director Martin I. Cole           For       For          Management
1c    Elect Director Kathleen A. Cote         For       For          Management
1d    Elect Director Tunc Doluca              For       For          Management
1e    Elect Director David V. Goeckeler       For       For          Management
1f    Elect Director Matthew E. Massengill    For       For          Management
1g    Elect Director Paula A. Price           For       For          Management
1h    Elect Director Stephanie A. Streeter    For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Amend Omnibus Stock Plan                For       For          Management
4     Ratify KPMG LLP as Auditors             For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood
President

Date:	May 27, 2021